BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current financial liabilities		€ 2,919
Other borrowings	€ 3,990	2,984	€ 17,777
Non-Current financial liabilities	1,920	5,513
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	3,990	2,984	17,777
Other borrowings	3,990	2,984	17,777
with related parties (Note 14)	3,990	2,919	17,777
Non-Current financial liabilities			21,441
Loans			21,441
with related parties (Note 14)			21,441
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	3,990	2,984	17,777
Other borrowings	3,990	2,984	17,777
with related parties (Note 14)	3,990	2,919	17,777
Non-Current financial liabilities			21,441
Loans			21,441
with related parties (Note 14)			21,441
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	3,990	2,984	17,777
Other borrowings	3,990	2,984	17,777
with related parties (Note 14)	€ 3,990	€ 2,919	17,777
Non-Current financial liabilities			21,441
Loans			21,441
with related parties (Note 14)			€ 21,441